Investments - Selected financial information of subsidiaries and joint-operations (Details) BRL in Thousands	12 Months Ended
	Dec. 31, 2017 BRL entity	Dec. 31, 2016 BRL entity	Dec. 31, 2015 BRL entity
Disclosure of subsidiaries and joint-operations
Total assets	BRL 38,693,331	BRL 34,440,328
Total liabilities	24,043,402	20,622,648
Net revenue	BRL 11,739,153	BRL 9,614,817	BRL 10,080,667
Number of subsidiaries and joint-operations entities with publicly-traded stock | entity	0	0	0
Asapir
Disclosure of subsidiaries and joint-operations
Total assets	BRL 6,426	BRL 6,889
Total liabilities	BRL 4,307	BRL 4,849
Proportion of ownership interest in joint operation	50.00%	50.00%	50.00%
Veracel
Disclosure of subsidiaries and joint-operations
Total assets	BRL 1,579,413	BRL 1,550,446
Total liabilities	243,523	207,691
Net revenue	BRL 528,633	BRL 509,063	BRL 495,869
Proportion of ownership interest in joint operation	50.00%	50.00%	50.00%
VOTO IV
Disclosure of subsidiaries and joint-operations
Total assets	BRL 549,808	BRL 571,053
Total liabilities	BRL 317,132	BRL 311,537
Proportion of ownership interest in joint operation	50.00%	50.00%	50.00%
Fibria Celulose (USA) Inc. | Direct
Disclosure of subsidiaries and joint-operations
Total assets	BRL 459,933	BRL 237,583
Total liabilities	329,829	115,172
Net revenue	2,357,164	2,071,941	BRL 2,465,703
Fibria Innovations Inc. | Direct
Disclosure of subsidiaries and joint-operations
Total assets	18,192	17,787
Total liabilities	3,272	831
Fibria International Trade GmbH | Direct
Disclosure of subsidiaries and joint-operations
Total assets	15,357,960	11,364,727
Total liabilities	11,560,305	9,650,414
Net revenue	10,510,965	8,368,070
Fibria International Trade GmbH | Indirect
Disclosure of subsidiaries and joint-operations
Net revenue			8,845,901
Fibria Overseas Finance Ltd. | Direct
Disclosure of subsidiaries and joint-operations
Total assets	6,283,392	1,966,487
Total liabilities	6,254,394	1,947,616
Fibria Overseas Holding KFT | Direct
Disclosure of subsidiaries and joint-operations
Total assets	80,868	1,238,231
Total liabilities	2,865	1,171,473
Fibria Terminais Portuarios S.A. | Direct
Disclosure of subsidiaries and joint-operations
Total assets	324	412
Total liabilities	24	9
Fibria Terminal de Celulose de Santos SPE S.A. | Direct
Disclosure of subsidiaries and joint-operations
Total assets	181,347	125,302
Total liabilities	5,212	831
Fibria Trading International KFT | Direct
Disclosure of subsidiaries and joint-operations
Total assets	156,469	2,395,330
Total liabilities	288	371,829
Fibria-MS | Direct
Disclosure of subsidiaries and joint-operations
Total assets		11,052,636
Total liabilities		5,155,767
Net revenue	2,087,301	1,740,267	1,598,514
F&E Participacoes Ltda | Direct
Disclosure of subsidiaries and joint-operations
Total assets	200	200
Portocel | Direct
Disclosure of subsidiaries and joint-operations
Total assets	197,756	172,753
Total liabilities	49,253	36,822
Net revenue	135,523	127,866	BRL 128,134
Projetos Especiais e Investimentos | Direct
Disclosure of subsidiaries and joint-operations
Total assets	4,565	5,639
Total liabilities	136	2,559
F&E Tecnologia do Brasil S.A. | Indirect
Disclosure of subsidiaries and joint-operations
Total assets	BRL 200	BRL 200